Note 6 - Goodwill and Intangible Assets, Net (Details) - Estimated Aggregate Amortization Related to Existing Intangible Assets	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Estimated Aggregate Amortization Related to Existing Intangible Assets [Abstract]
2015	$ 1,228,765	7,623,993
2016	1,708,874	10,602,879
2017	1,456,650	9,037,932
2018	1,359,599	8,435,765
2019	679,768	4,217,691
Thereafter